OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of other liabilities [text block] [Abstract]
Disclosure Of Other Liabilities
	The Group		The Bank
	2019 £m	2018 £m	2019 £m	2018 £m
Settlement balances	274	30	9	32
Lease liabilities	1,755	46	975	46
Other creditors and accruals	3,571	4,259	1,808	3,444
	5,600	4,335	2,792	3,522

Disclosure of maturity analysis of operating lease payments [text block]	The maturity of the lease liabilities was as follows

	The Group		The Bank
	2019 £m	2018 £m	2019 £m	2018 £m
Not later than 1 year	238	10	132	10
Later than 1 year and not later than 2 years	220	9	124	9
Later than 2 years and not later than 3 years	192	7	106	7
Later than 3 years and not later than 4 years	156	6	84	6
Later than 4 years and not later than 5 years	156	2	84	2
Later than 5 years	793	12	445	12
	1,755	46	975	46